Common Equity Units (Common Equity Units) (Details) - USD ($) $ / shares in Units, shares in Millions	1 Months Ended			12 Months Ended
	Oct. 31, 2014	Sep. 30, 2013	Oct. 31, 2012	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2010
Class of Stock [Line Items]
Effective date of acquisition							Nov. 01, 2010
Equity Units, Shares Transferred							40.0
Value of securities issued for business acquisition							$ 3,000,000,000
Equity Units, Aggregate Purchase Price per Unit							$ 75
Common Stock, Par, Common Equity Units				$ 0.01	$ 0.01		$ 0.01
Equity Units, Purchase Price Per Contract Settlement							$ 25
Debt Security, Principle Amount				$ 3,200,000,000	$ 3,200,000,000
Proceeds from issuance of common stock				$ 0	$ 0	$ 1,000,000,000
Common Stock [Member]
Class of Stock [Line Items]
Proceeds from issuance of common stock	$ 1,000,000,000	$ 1,000,000,000	$ 1,000,000,000
Alico Transaction [Member]
Class of Stock [Line Items]
Debt Security, Principle Amount							$ 1,000,000,000
Estimate of Fair Value Measurement
Class of Stock [Line Items]
Value of securities issued for business acquisition							$ 3,200,000,000